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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2001
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
        -------------------------------------------------------

Address:  75 State Street
        -------------------------------------------------------
          Boston, MA 02109
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 28-  6054
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
        -------------------------------------------------------

Title:    Vice President and Treasurer
        -------------------------------------------------------

Phone:    (617) 951-9447
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                                     Boston, MA                                      7/25/01
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                        ---------------------------------------

Form 13F Information Table Entry Total:   25
                                        ---------------------------------------

Form 13F Information Table Value Total: $ 132,576
                                         --------------------------------------
                                                    (thousands)


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
                                                     FORM 13F INFORMATION TABLE


         COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- --------------   ---------  --------  -----------------  ----------  --------   --------------------------
                                                       VALUE    SHRS OR   SH/PUT   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM
 CORP.                            COMMON   00754U-10-1      30  3,748,965             SOLE             1,248,965  1,780,580  719,420
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ARRAY BIOPHARMA                   COMMON   04269X-10-5   4,550    500,000             SOLE               500,000
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BIOMET, INC.                      COMMON   090613-10-0   3,019     62,813             SOLE                62,813
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CRUCELL NV                SPONSORED ADRs   228769-10-5   7,673  1,096,101             SOLE             1,096,101
------------------------------------------------------------------------------------------------------------------------------------
CYBEAR GROUP              TRACKING STOCK   23243C-10-2     188    401,044             SOLE               401,044
------------------------------------------------------------------------------------------------------------------------------------
DECODE GENETICS INC               COMMON   243586-10-4   6,009    488,100             SOLE               488,100
------------------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                COMMON   26881Q-10-1   5,311    430,019             SOLE               430,019
------------------------------------------------------------------------------------------------------------------------------------
EXELIXIS                          COMMON   30161Q-10-4  30,793  1,623,268             SOLE             1,623,268
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ILEX ONCOLOGY, INC.               COMMON   451923-10-6  26,785    895,837             SOLE               881,676
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INTERWAVE COMMUNICATIONS          COMMON   G4911N-10-2     112    148,700             SOLE               148,700
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INVERNESS MEDICAL
 TECHNOLOGY                       COMMON   461268-10-4     898     24,259             SOLE                24,259
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JAZZTEL P.L.C.            SPONSORED ADRs   47214R-15-2     124     20,983             SOLE                20,983
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LEARNINGSTAR CORPORATION          COMMON   52201M-10-9     165     59,816             SOLE                59,816
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LECROY CORPORATION                COMMON   52324W-10-9  12,735    500,000             SOLE               500,000
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LIGHTBRIDGE, INC.                 COMMON   532226-10-7   9,112    469,694             SOLE               469,694
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LIONBRIDGE TECHNOLOGIES,
 INC.                             COMMON   536252-10-9   6,546  4,364,004             SOLE             4,364,004
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NOVATEL WIRELESS                  COMMON   66987M-10-9   4,451  2,227,359             SOLE             2,227,359
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TELIK INC.                        COMMON   87959M-10-9   4,083    414,556             SOLE               414,556
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TIOGA                             COMMON   m8789g-10-0      26     34,049             SOLE                34,049
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TRITON NETWORK SYSTEMS
 INC.                             COMMON   896775-10-3   1,709  2,136,342             SOLE             2,136,342
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VERISITY LTD                      COMMON   M97385-11-2   5,161    322,560             SOLE               322,560
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VISION TWENTY-ONE, INC.           COMMON   92831N-10-1       1     14,527             SOLE                14,527
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WORLD ACCESS INC.                 COMMON   98141A-10-1      16    314,602             SOLE               314,602
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WORLDGATE COMMUNICATIONS,
 INC.                             COMMON   98156L-30-7     743    145,618             SOLE               145,618
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ZINDART LIMITED           SPONSORED ADRs   989597-10-9   2,267    708,444             SOLE               708,444
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                                                       132,576